Expected credit loss measurement - ECL selection of key macro-economic variables (Detail)	12 Months Ended
Dec. 31, 2018
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%
Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.50%
Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.40%
Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)
Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.00%)
Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.50%)
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.61%
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%
Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.48%
Upside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.80%
Upside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.00%
Upside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	13.90%
Upside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
Upside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.30%
Upside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.90%
Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%
Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.50%
Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.40%
Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.40%
Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%
Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.10%
Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.50%)
Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.90%)
Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.491%
Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.467%
Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.08%
Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	38.70%
Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	38.40%
Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	37.10%
Upside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.10%
Upside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	30.90%
Upside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.40%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%
Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%
Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.60%)
Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.039%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.22%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.197%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.90%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.90%
Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%
Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.70%
Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.30%
Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.90%)
Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%
Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.057%
Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.607%
Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.532%
Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.10%
Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.60%
Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.40%
Baseline ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
Baseline ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.70%
Baseline ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.20%
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.80%)
Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.90%
Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%
Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.875%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.75%
Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.875%
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(20.30%)
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.50%)
Mild downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(19.00%)
Mild downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.30%)
Mild downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.70%)
Mild downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%
Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.70%
Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.10%
Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%
Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%
Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.625%
Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.25%
Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.625%
Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(23.50%)
Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(14.70%)
Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(24.00%)
Mild downside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.80%)
Mild downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(17.00%)
Mild downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(10.40%)
Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.00%)
Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.00%)
Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.10%)
Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.80%)
Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%
Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%
Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.75%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.10%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(63.70%)
Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.20%)
Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.20%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(16.00%)
Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(9.50%)
Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.60%)
Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(13.40%)
Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.90%)
Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)
Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.30%
Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.35%)
Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.40%)
Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(48.20%)
Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(65.90%)
Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.70%)
Severe downside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(27.00%)
Severe downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(22.10%)
Severe downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.30%)
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
UBS AG | Upside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.00%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.50%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.40%
UBS AG | Upside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.70%)
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.00%)
UBS AG | Upside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.50%)
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.61%
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%
UBS AG | Upside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.48%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.80%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.00%
UBS AG | Upside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	13.90%
UBS AG | Upside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
UBS AG | Upside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.30%
UBS AG | Upside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.90%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.90%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.50%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.40%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.40%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.10%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.10%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.50%)
UBS AG | Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.90%)
UBS AG | Upside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
UBS AG | Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.491%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.467%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.08%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	38.70%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	38.40%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	37.10%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.10%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	30.90%
UBS AG | Upside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.40%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.60%)
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.039%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.22%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.197%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.80%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
UBS AG | Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.90%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.90%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.70%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.50%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.30%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.90%)
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.057%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.607%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.532%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.10%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	15.60%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.40%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.70%
UBS AG | Baseline ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.20%
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.30%)
UBS AG | Mild downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.80%)
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.90%
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
UBS AG | Mild downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%
UBS AG | Mild downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.875%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.75%
UBS AG | Mild downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.875%
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(20.30%)
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.50%)
UBS AG | Mild downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(19.00%)
UBS AG | Mild downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.30%)
UBS AG | Mild downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.70%)
UBS AG | Mild downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.70%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.10%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.625%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.25%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.625%
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(23.50%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(14.70%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(24.00%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.80%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(17.00%)
UBS AG | Mild downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(10.40%)
UBS AG | Severe downside ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.10%)
UBS AG | Severe downside ECL scenario | Within 1 year | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.80%)
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%
UBS AG | Severe downside ECL scenario | Within 1 year | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.75%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.10%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(63.70%)
UBS AG | Severe downside ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(15.20%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(16.00%)
UBS AG | Severe downside ECL scenario | Within 1 year | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(9.50%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.60%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(13.40%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.90%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Consumer price inflation (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Unemployment rate (%, average) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.30%
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.35%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.10%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Fixed income: 10-year government bonds (bps) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.40%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(48.20%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(65.90%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(56.70%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(27.00%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(22.10%)
UBS AG | Severe downside ECL scenario | cumulative 3-year shock | Other real estate (% change) | Eurozone Housing Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.30%)